Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Major Classes of Premises and Equipment and the Total Accumulated Depreciation

The major classes of premises and equipment and the total accumulated depreciation at December 31, 2014 and 2013 are listed below:

	2014	2013
	(dollars in thousands)
Land	$3,302	$3,454
Building and improvements	12,701	11,096
Furniture and equipment	8,439	7,937

Total fixed assets	24,442	22,487
Less accumulated depreciation	9,584	8,706

Net fixed assets	$14,858	$13,781